As filed with the Securities and Exchange Commission on July 10, 2006

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21334

                  NEUBERGER BERMAN INCOME OPPORTUNITY FUND INC.
                  ---------------------------------------------
             (Exact Name of the Registrant as Specified in Charter)
                      c/o Neuberger Berman Management Inc.
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

       Registrant's Telephone Number, including area code: (212) 476-8800

                    Peter E. Sundman, Chief Executive Officer
                      c/o Neuberger Berman Management Inc.
                  Neuberger Berman Income Opportunity Fund Inc.
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                            Arthur C. Delibert, Esq.
                   Kirkpatrick & Lockhart Nicholson Graham LLP
                               1601 K Street, N.W
                            Washington, DC 20006-1600
                   (Names and addresses of agents for service)

                   Date of fiscal year end: October 31, 2006

Date of reporting period: April 30, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO SHAREHOLDERS

NEUBERGER | BERMAN
A LEHMAN BROTHERS COMPANY

Semi-Annual Report
April 30, 2006

Neuberger Berman
INCOME OPPORTUNITY
FUND INC.

                                     NEUBERGER BERMAN APRIL 30, 2006 (UNAUDITED)

CHAIRMAN'S LETTER

Dear Shareholder,

I am pleased to present to you this semi-annual report for Neuberger Berman Income Opportunity Fund Inc., for the six months ended April 30, 2006. The report includes portfolio commentary, a listing of the Fund's investments, and its unaudited financial statements for the reporting period.

The Fund's investment objective is to provide high current income through a diversified portfolio of both real estate company securities and high yield bonds. Portfolio Co-Manager Steven Brown manages the real estate portion of the Fund. His investment approach combines analysis of security fundamentals and real estate with property sector diversification. His disciplined valuation methodology seeks real estate company securities that are attractively priced relative to their historical growth rates and the valuation of other property sectors.

Portfolio Co-Managers Ann Benjamin and Tom O'Reilly manage the high yield bond portion of the Fund. Their investment approach focuses on generating income and managing risk. They seek to avoid the default and volatility risk associated with many high yield bonds by applying rigorous credit analysis to higher quality issues, and by emphasizing the intermediate range of the yield curve. We believe that our conservative investing philosophy and disciplined investment process will benefit shareholders by providing attractive current income over the long term.

Thank you for your confidence in Neuberger Berman. We will continue to do our best to earn it.

Sincerely,


/s/ PETER SUNDMAN
---------------------------------------------
PETER SUNDMAN
CHAIRMAN OF THE BOARD
NEUBERGER BERMAN INCOME OPPORTUNITY FUND INC.

"Neuberger Berman" and the Neuberger Berman logo are service marks of Neuberger Berman, LLC. "Neuberger Berman Management Inc." and the individual fund name in this shareholder report are either service marks or registered service marks of Neuberger Berman Management Inc. (C)2006 Neuberger Berman Management Inc. All rights reserved.

CONTENTS

THE FUND
CHAIRMAN'S LETTER                                                              1
PORTFOLIO COMMENTARY/PERFORMANCE HIGHLIGHTS                                    2
SCHEDULE OF INVESTMENTS/TOP TEN EQUITY HOLDINGS                                6
FINANCIAL STATEMENTS                                                          14
FINANCIAL HIGHLIGHTS/PER SHARE DATA                                           25
DISTRIBUTION REINVESTMENT PLAN                                                27
DIRECTORY                                                                     29
PROXY VOTING POLICIES AND PROCEDURES                                          30
QUARTERLY PORTFOLIO SCHEDULE                                                  30
ADDITION OF ASSOCIATE PORTFOLIO MANAGER                                       30
REPORT OF VOTES OF SHAREHOLDERS                                               31

INCOME OPPORTUNITY FUND INC. Portfolio Commentary

For the six months ended April 30, 2006, on a Net Asset Value (NAV) basis, Neuberger Berman Income Opportunity Fund Inc. (AMEX: NOX) provided a 9.78% return.

The Fund pursues a primary objective of high current income by investing a portion of its assets in intermediate term, high yield corporate bonds with maturities of primarily ten years or less at the time of initial investment and another portion in real estate company securities, including real estate investment trust (REIT) common stocks and REIT preferred shares.

During the six-month reporting period, the portfolio's allocations remained mostly unchanged. As of April 30, 2006, the Fund held 35.2% of its investments in REIT common stocks, 14.1% in REIT preferred stocks, 48.6% in bonds and 2.1% in cash and cash equivalents.

REAL ESTATE INVESTMENT TRUST HOLDINGS

During the period, REITs generally benefited from ongoing investor interest in this segment of the market and healthy operating results, which we expect to continue over the coming quarters. The commercial real estate market was robust, as occupancies and rents improved due to a healthy economy and stronger demand than supply in most regions of the country. Despite ongoing rate hikes by the Federal Reserve, the long-term interest rate environment was relatively benign, while REIT earnings were strong in both the fourth quarter of (calendar) 2005 and the first quarter of 2006. A variety of property sectors showed strength, particularly Office properties, Shopping Centers, Apartments and Hotels.

Gains in the Apartment sector reflected a slowdown in the housing market, as higher interest rates and slower housing price appreciation lessened the attractiveness of buying homes and encouraged renters to stay longer. With a slower supply of new apartments, we anticipate improving occupancy and economics for apartment REITs. REITs that own office buildings were bolstered by growing evidence of improvement in the office market, particularly over the last three months of the period, as occupancy and expectations for rising rents improved. In addition, community shopping centers and hotels performed well. With fundamentals particularly strong in the Lodging/Resort sector, a number of hotel REITs have been acquired by private buyers, reflecting optimism for continued improvement.

On the downside, Regional Malls lagged over the six-month period, as investors showed concern that a slowdown in housing price appreciation and the rise in interest rates would have a negative impact on consumers. Despite the ongoing strength of consumer spending, we think this remains a worrisome issue. The Health Care sector also exhibited weakness, due to concerns over new government reimbursement rates for Medicare and Medicaid and the potential impact of higher interest rates on their ability to finance acquisitions.

Looking forward, we believe that REITs are unlikely to maintain the exceptional performance they have shown over the past six months. Still, our outlook remains positive for a number of reasons. First, the supply growth of commercial real estate has been modest, due to the increased costs of raw materials, construction and financing, and is likely to remain that way for the next 12-18 months. We anticipate that this dynamic, combined with what we expect will be modest economic growth, bodes well for REIT earnings and price performance moving into the second half of the fiscal year.

In addition, we expect to see solid dividend growth from REITs, as well as a continuation of the merger and acquisition activity that has taken place over the past 12 months. Although current yields are lower than usual, we believe that they will grow over time through dividend increases reflecting the ongoing strength of the commercial real estate market.

HIGH YIELD SECURITIES HOLDINGS

High yield bonds produced solid returns for the period, despite the Federal Reserve's ongoing campaign to raise short-term rates. The market continues to show a strong appetite for yield and risk as lower quality issues outperformed almost uniformly across the high yield market. From a sector perspective, the best performing industries included areas such as airlines, paper and packaging.

We continue to believe that 2006 will prove to be a relatively good year for high yield portfolios. Already, the high yield market is outperforming core fixed income assets by a wide margin. While it will likely be difficult to maintain this pace, given relatively tight spreads and rising interest rates, a reasonably healthy economy and low default rates so far bode well in our opinion for total return prospects in the high yield market.

We intend to maintain the portfolio's positioning in sectors and issues that exhibit more stable cash flows, given the tight spreads in the cyclical sectors. We will also maintain the portfolio's slight bias to higher quality issues, as we believe that the economy is in the later stages of the market cycle. While we might be slightly early in expressing this view, we are comfortable with the positioning given the relative value currently offered across both quality and sector tiers.

Sincerely,


/s/ STEVEN R. BROWN
-------------------------------------


/s/ ANN H. BENJAMIN
-------------------------------------


/s/ THOMAS P. O'REILLY
-------------------------------------

    STEVEN R. BROWN, ANN H. BENJAMIN
                   AND
           THOMAS P. O'REILLY
         PORTFOLIO CO-MANAGERS

INCOME OPPORTUNITY FUND INC.

PERFORMANCE HIGHLIGHTS

                              SIX MONTH
                            PERIOD ENDED   AVERAGE ANNUAL TOTAL RETURN
           INCEPTION DATE     4/30/2006      1 YEAR   SINCE INCEPTION
NAV(1,3)     06/24/2003           9.78%      19.08%        17.23%

PERFORMANCE HIGHLIGHTS

                                     SIX MONTH
                                       PERIOD
                                       ENDED     AVERAGE ANNUAL TOTAL RETURN
                    INCEPTION DATE   4/30/2006    1 YEAR   SINCE INCEPTION
Market Price(2,3)     06/24/2003      10.85%      19.99%         10.21%

RATING SUMMARY

AAA/Government/Government Agency                                            0.0%
AA                                                                          0.0
A                                                                           1.0
BBB                                                                         1.7
BB                                                                         28.0
B                                                                          31.0
CCC                                                                         6.5
CC                                                                          0.0
C                                                                           0.0
D                                                                           0.0
Not Rated                                                                   0.4
Short Term                                                                 13.1

INDUSTRY DIVERSIFICATION
(% OF EQUITY HOLDINGS)

Apartments                                                                  8.9%
Commercial Services                                                         2.9
Community Centers                                                           5.2
Diversified                                                                10.6
Health Care                                                                 6.9
Industrial                                                                  2.3
Lodging                                                                     5.2
Office                                                                     15.0
Office-Industrial                                                           3.0
Regional Malls                                                              7.2
Self Storage                                                                2.0
Specialty                                                                   0.3
Short-Term Investments                                                      2.3
Liabilities, less cash, receivables and other assets                      (53.5)

Closed-end funds, unlike open-end funds, are not continually offered. There is an initial public offering and once issued common shares of closed-end funds are sold in the open market through a stock exchange.

The composition, industries and holdings of the Fund are subject to change. Investment return will fluctuate. Past performance is no guarantee of future results.

ENDNOTES

1. Returns based on Net Asset Value (NAV) of the Fund.

2. Returns based on market price of Fund shares on the American Stock
   Exchange.

3. Neuberger Berman Management Inc. has contractually agreed to waive a portion of the management fees that it is entitled to receive from the Fund. The undertaking lasts until October 31, 2011. Please see the notes to the financial statements for specific information regarding the rate of the management fees waived by Neuberger Berman Management Inc. Absent such a waiver, the performance of the Fund would be lower.

4. Unaudited performance data current to the most recent month-end are available at www.nb.com.

SCHEDULE OF INVESTMENTS Income Opportunity Fund Inc.

TOP TEN EQUITY HOLDINGS

HOLDING                                                                        %
1    iStar Financial                                                         5.9
2    Mid-America Apartment Communities                                       3.7
3    Apartment Investment & Management                                       3.5
4    Glimcher Realty Trust                                                   3.2
5    Brandywine Realty Trust                                                 2.9
6    Maguire Properties                                                      2.6
7    Colonial Properties Trust                                               2.5
8    Pennsylvania REIT                                                       2.3
9    Reckson Associates Realty                                               2.3
10   Health Care REIT                                                        2.2

                                                                  MARKET VALUE +
NUMBER OF SHARES                                                 (000'S OMITTED)
COMMON STOCKS (49.6%)
APARTMENTS (3.7%)
 56,000 Apartment Investment & Management                           $  2,503
 85,000 BNP Residential Properties                                     1,436
 71,000 Education Realty Trust                                         1,059
 66,500 Mid-America Apartment Communities                              3,524
 66,300 Post Properties                                                2,897
                                                                    --------
                                                                      11,419

COMMERCIAL SERVICES (2.6%)
107,500 Capital Trust                                                  3,343
 56,500 Deerfield Triarc Capital                                         754
156,500 Gramercy Capital                                               3,886
                                                                    --------
                                                                       7,983

COMMUNITY CENTERS (4.6%)
 40,800 Cedar Shopping Centers                                           602
148,900 Heritage Property Investment Trust                             5,750
151,000 New Plan Excel Realty Trust                                    3,722
122,000 Tanger Factory Outlet Centers                                  3,999
                                                                    --------
                                                                      14,073

DIVERSIFIED (7.4%)
152,100 Colonial Properties Trust                                      7,490
238,100 Crescent Real Estate Equities                                  4,762
231,600 iStar Financial                                                8,861
116,400 Spirit Finance                                                 1,350
                                                                    --------
                                                                      22,463

HEALTH CARE (6.1%)
171,802 Health Care REIT                                               5,979(E)
 75,600 Healthcare Realty Trust                                        2,863
134,300 Nationwide Health Properties                                   2,890
239,600 OMEGA Healthcare Investors                                     3,064
119,700 Ventas, Inc.                                                   3,911
                                                                    --------
                                                                      18,707
INDUSTRIAL (2.3%)
 61,400 EastGroup Properties                                           2,743
112,600 First Industrial Realty Trust                                  4,418
                                                                    --------
                                                                       7,161

LODGING (1.2%)
 82,000 Hospitality Properties Trust                                   3,534

OFFICE (13.8%)
313,136 Brandywine Realty Trust                                        8,865
 22,400 Glenborough Realty Trust                                         469
148,900 Highwoods Properties                                           4,696
270,000 HRPT Properties Trust                                          2,965
114,000 Mack-Cali Realty                                               5,155
234,500 Maguire Properties                                             7,964
162,200 Newkirk Realty Trust                                        $  2,898
169,000 Reckson Associates Realty                                      6,875
 87,200 Trizec Properties                                              2,182
                                                                    --------
                                                                      42,069
OFFICE--INDUSTRIAL (1.8%)
120,000 Liberty Property Trust                                         5,364

REGIONAL MALLS (4.1%)
257,000 Glimcher Realty Trust                                          6,631
143,000 Pennsylvania REIT                                              5,800
                                                                    --------
                                                                      12,431
SELF STORAGE (2.0%)
  2,700 Public Storage, Depositary Shares                                 72
120,900 Sovran Self Storage                                            5,942
                                                                    --------
                                                                       6,014
TOTAL COMMON STOCKS
(COST $113,198)                                                      151,218
                                                                    --------

PREFERRED STOCKS (19.9%)

APARTMENTS (5.2%)
300,000 Apartment Investment & Management, Ser. R                      7,650
 12,400 Apartment Investment & Management, Ser. T                        312
 10,000 Apartment Investment & Management, Ser. U                        249
302,200 Mid-America Apartment Communities, Ser. H                      7,631
                                                                    --------
                                                                      15,842
COMMERCIAL SERVICES (0.3%)
 20,000 Anthracite Capital, Ser. C                                       511
 20,000 Newcastle Investment, Ser. B                                     524
                                                                    --------
                                                                       1,035
COMMUNITY CENTERS (0.6%)
 20,000 Cedar Shopping Centers, Ser. A                                   531
 12,000 Developers Diversified Realty, Ser. I                            303
 34,000 Tanger Factory Outlet Centers, Ser. C                            828
                                                                    --------
                                                                       1,662
DIVERSIFIED (3.2%)
  9,000 Colonial Properties Trust, Ser. E                                227
 18,400 Crescent Real Estate Equities, Ser. B                            467
200,000 iStar Financial, Ser. E                                        5,018
160,000 iStar Financial, Ser. F                                        3,970
                                                                    --------
                                                                       9,682

SCHEDULE OF INVESTMENTS Income Opportunity Fund Inc. cont'd

                                                                MARKET VALUE +
NUMBER OF SHARES                                                (000'S OMITTED)
HEALTH CARE (0.8%)
 25,000 Health Care REIT, Ser. D                                     $   632
 18,200 LTC Properties, Ser. E                                           799
 34,000 LTC Properties, Ser. F                                           858
                                                                     -------
                                                                       2,289

LODGING (4.0%)
 36,500 Eagle Hospitality Properties Trust, Ser. A                       899
182,000 Equity Inns, Ser. B                                            4,681
 22,600 Hersha Hospitality Trust, Ser. A                                 563
 16,000 Host Hotels & Resorts, Ser. E                                    440
 77,500 LaSalle Hotel Properties, Ser. B                               1,974
 28,000 LaSalle Hotel Properties, Ser. D                                 670
 33,000 LaSalle Hotel Properties, Ser. E                                 825
 31,000 Strategic Hotels & Resorts, Ser. B                               770
 51,300 Strategic Hotels & Resorts, Ser. C                             1,284*
                                                                     -------
                                                                      12,106

OFFICE (1.2%)
 60,000 DRA CRT Acquisition, Ser. A                                    1,422
 25,878 Glenborough Realty Trust, Ser. A                                 641
 60,000 Kilroy Realty, Ser. E                                          1,501
  6,800 SL Green Realty, Ser. D                                          171
                                                                     -------
                                                                       3,735

OFFICE--INDUSTRIAL (1.2%)
 50,000 Bedford Property Investors, Ser. A                             2,431(n)
 25,000 Digital Realty Trust, Ser. A                                     632
 16,900 Digital Realty Trust, Ser. B                                     414
  8,000 PS Business Parks, Ser. K                                        204
                                                                     -------
                                                                       3,681
REGIONAL MALLS (3.1%)
 60,000 Glimcher Realty Trust, Ser. F                                  1,524
 61,800 Glimcher Realty Trust, Ser. G                                  1,549
 80,000 Mills Corp., Ser. B                                            1,920
131,400 Mills Corp., Ser. E                                            3,153
 19,800 Pennsylvania REIT, Ser. A                                      1,096
 11,300 Taubman Centers, Ser. G                                          288
                                                                     -------
                                                                       9,530

SPECIALTY (0.3%)
 40,000 Entertainment Properties Trust, Ser. A                         1,009

TOTAL PREFERRED STOCKS
(COST $61,146)                                                        60,571
                                                                     -------

See Notes to Schedule of Investments    7

SCHEDULE OF INVESTMENTS Income Opportunity Fund Inc. cont'd

PRINCIPAL AMOUNT                                                                RATING           VALUE +
(000'S OMITTED)                                                             MOODY'S    S&P   (000'S OMITTED)

CORPORATE DEBT SECURITIES (68.6%)
   $1,190 AES Corp., Senior Secured Notes, 9.00%, due 5/15/15                  Ba3     BB-      $1,297(n)
    2,000 Allied Waste North America, Inc., Guaranteed Senior Secured
          Notes, Ser. B, 9.25%, due 9/1/12                                     B2      BB-       2,155
    1,000 AMC Entertainment, Inc., Guaranteed Notes, Ser. B, 8.63%,
          due 8/15/12                                                          B2      B-        1,045(E)
      540 AMC Entertainment, Inc., Senior Subordinated Notes, 8.00%,
          due 3/1/14                                                           B3     CCC+         508
      490 AMC Entertainment, Inc., Guaranteed Notes, 11.00%,
          due 2/1/16                                                           B3     CCC+         532(n)
    1,675 American Cellular Corp., Senior Notes, Ser. B, 10.00%,
          due 8/1/11                                                           B3      B-        1,817
    1,000 American Real Estate Partners, Guaranteed Notes, 7.13%,
          due 2/15/13                                                          Ba2     BB          993
    1,750 AmeriGas Partners L.P., Senior Unsecured Notes, 7.25%,
          due 5/20/15                                                          B1                1,741
    1,975 Amscan Holdings, Inc., Senior Subordinated Notes, 8.75%,
          due 5/1/14                                                          Caa1    CCC+       1,782
    2,000 Arch Western Finance, Senior Notes, 6.75%, due 7/1/13                Ba3     BB-       1,980
    1,160 Athena Neuro Finance LLC, Guaranteed Notes, 7.25%,
          due 2/21/08                                                          B3       B        1,153
      210 Autonation, Inc., Guaranteed Floating Rate Notes, 7.05%,
          due 7/17/06                                                          Ba2     BB+         214(n)(u)
      850 Autonation, Inc., Guaranteed Notes, 7.00%, due 4/15/14               Ba2     BB+         854(n)
      260 Avis Budget Car Rental LLC, Senior Notes, 7.75%, due
          5/15/16                                                              Ba3     BB-         265(n)
      620 Ball Corp., Guaranteed Notes, 6.88%, due 12/15/12                    Ba2     BB          626(E)
      930 Biovail Corp., Senior Subordinated Notes, 7.88%, due 4/1/10          B2      BB-         939
    1,025 Blockbuster, Inc., Senior Subordinated Notes, 9.75%,
          due 9/1/12                                                          Caa3     CCC         969(n)(E)
      770 Bowater, Inc., Debentures, 9.00%, due 8/1/09                         B1      B+          801(E)
    1,560 Cardtronics, Inc., Senior Subordinated Notes, 9.25%,
          due 8/15/13                                                         Caa1     B-        1,548(n)
    3,740 CCH I LLC, Secured Notes, 11.00%, due 10/1/15                       Caa3    CCC-       3,329
    1,370 CDRV Investors, Inc., Senior Disc. Notes, 9.63%, due 1/1/15         Caa2     B-          969
    1,860 Centennial Cell, Guaranteed Notes, 10.13%, due 6/15/13               B3      CCC       2,034
    4,000 Charter Communications Operating LLC, Senior Notes, 8.00%,
          due 4/30/12                                                          B2      B-        4,020(n)
    1,800 Chesapeake Energy Corp., Senior Notes, 7.50%, due 9/15/13            Ba2     BB        1,850
      935 Choctaw Resort Development, Senior Notes, 7.25%,
          due 11/15/19                                                         B1      BB-         943(n)
    1,950 Chukchansi Economic Development Authority, Senior Notes,
          8.00%, due 11/15/13                                                  B2      BB-       2,008(n)
    2,125 CMS Energy Corp., Senior Notes, 7.75%, due 8/1/10                    B1      B+        2,205
    1,500 Crown Americas, Senior Notes, 7.75%, due 11/15/15                    B1       B        1,541(n)
    2,500 CSC Holdings, Inc., Senior Notes, Ser. B, 8.13%, due
          7/15/09                                                              B2      B+        2,594(E)
    1,465 Dean Foods Co., Senior Notes, 6.63%, due 5/15/09                     Ba2     BB-       1,465
    1,000 Delta Air Lines, Pass Through Certificates, 7.57%,
          due 11/18/10                                                         Ba2     BB        1,000
    2,000 Dex Media West, Senior Subordinated Notes, 9.88%,
          due 8/15/13                                                          B2       B        2,202
    2,250 DirecTV Holdings LLC, Senior Notes, 8.38%, due 3/15/13               Ba2     BB-       2,405
      475 Dollarama Group L.P., Senior Subordinated Notes, 8.88%,
          due 8/15/12                                                          B3      B-          481(n)

SCHEDULE OF INVESTMENTS Income Opportunity Fund Inc. cont'd

PRINCIPAL AMOUNT                                                                RATING           VALUE +
(000'S OMITTED)                                                             MOODY'S    S&P   (000'S OMITTED)

   $  975 EchoStar DBS Corp., Guaranteed Notes, 6.63%, due 10/1/14             Ba3     BB-     $  940(E)
    1,885 EchoStar DBS Corp., Guaranteed Notes, 7.13%, due 2/1/16              Ba3     BB-      1,840(n)(E)
    3,960 El Paso Natural Gas, Notes, 8.38%, due 6/15/32                        B1      B       4,361
      900 Elan Financial PLC, Guaranteed Floating Rate Notes, 8.75%,
          due 5/15/06                                                           B3      B         898(u)
    1,525 Equistar Chemicals, Senior Notes, 10.63%, due 5/1/11                  B2     BB-      1,662
    2,000 Ferrellgas Partners L.P., Senior Notes, 8.75%, due 6/15/12            B2     B-       2,020
    2,000 Flextronics Intl., Ltd., Senior Subordinated Notes 6.25%,
          due 11/15/14                                                         Ba2     BB-      1,945
    5,985 Ford Motor Credit Co., Senior Notes, 4.95%, due 1/15/08              Ba2     BB-      5,563
    4,420 Ford Motor Credit Co., Notes, 7.38%, due 10/28/09                    Ba2     BB-      4,084(E)
    2,000 Forest Oil Corp., Guaranteed Senior Notes, 7.75%, due 5/1/14         Ba3     BB-      2,065
    2,500 Freescale Semiconductor, Inc., Senior Notes, 7.13%,
          due 7/15/14                                                          Ba1    BBB-      2,562
    5,800 General Motors Acceptance Corp., Notes, 6.13%, due 2/1/07            Ba1     BB       5,706(E)
    3,720 General Motors Acceptance Corp., Notes, 6.13%, due 1/22/08           Ba1     BB       3,583
    1,645 General Motors Acceptance Corp., Notes, 5.13%, due 5/9/08            Ba1     BB       1,553(E)
    1,340 General Motors Acceptance Corp., Notes, 6.88%, due 9/15/11           Ba1     BB       1,256
      765 General Motors Acceptance Corp., Notes, 7.00%, due 2/1/12            Ba1     BB         718
      740 Goodyear Tire & Rubber Co., Senior Notes, 9.00%, due 7/1/15           B3     B-         762
      580 Graphic Packaging Intl., Senior Notes, 8.50%, due 8/15/11             B2     B-         580(E)
      560 Graphic Packaging Intl., Senior Subordinated Notes, 9.50%,
          due 8/15/13                                                           B3     B-         543(E)
    3,000 HCA, Inc., Notes, 7.50%, due 11/6/33                                 Ba2     BB+      2,894
    1,775 Host Marriott L.P., Senior Notes, Ser. M, 7.00%, due 8/15/12         Ba2     BB-      1,793
      270 Houghton Mifflin Co., Senior Notes, 8.25%, due 2/1/11                 B3    CCC+        279
    1,500 Houghton Mifflin Co., Senior Subordinated Notes, 9.88%,
          due 2/1/13                                                           Caa1   CCC+      1,605(E)(OO)
    2,970 Intelsat Subsidiary Holdings Co. Ltd., Guaranteed Notes, 8.63%,
          due 1/15/15                                                           B2     B+       3,089
    2,630 Jean Coutu Group (PJC), Inc., Senior Subordinated Notes
          8.50%, due 8/1/14                                                    Caa2    B-       2,466(E)
    2,615 Kerr-McGee Corp., Secured Notes, 6.95%, due 7/1/24                   Ba3     BB+      2,627
    2,000 Knowledge Learning Center, Guaranteed Notes, 7.75%,
          due 2/1/15                                                            B3     B-       1,897(n)
    1,740 L-3 Communications Corp., Senior Subordinated Notes, 6.38%,
          due 10/15/15                                                         Ba3     BB+      1,688(E)
    1,000 Lamar Media Corp., Guaranteed Notes, 7.25%, due 1/1/13               Ba3      B       1,003
    1,100 Language Line, Inc., Senior Subordinated Notes, 11.13%,
          due 6/15/12                                                          Caa1   CCC+      1,045
      790 Le-Natures, Inc., Senior Subordinated Notes, 9.00%,
          due 6/15/13                                                           B3    CCC+        830(n)
      960 Liberty Media Corp., Debentures, 8.50%, due 7/15/29                  Ba1     BB+        932
    1,650 LIN Television Corp., Senior Subordinated Notes, 6.50%,
          due 5/15/13                                                           B1     B-       1,526(E)
       40 LIN Television Corp., Guaranteed Notes, Ser. B, 6.50%, due
          5/15/13                                                               B1     B-          37
    1,110 Majestic Star LLC, Secured Notes, 9.75%, due 1/15/11                  B3     B-       1,138(n)
    1,300 Massey Energy Co., Senior Notes, 6.88%, due 12/15/13                  B1     BB-      1,251(n)(E)
    1,925 Mediacom Capital Corp. LLC, Senior Unsecured Notes, 9.50%,
          due 1/15/13                                                           B3      B       1,968(E)
    1,265 Methanex Corp., Senior Notes, 8.75%, due 8/15/12                     Ba1    BBB-      1,390
    3,000 MidWest Generation LLC, Secured Notes, 8.75%, due 5/1/34              B1      B       3,240


See Notes to Schedule of Investments    9

SCHEDULE OF INVESTMENTS Income Opportunity Fund Inc. cont'd

PRINCIPAL AMOUNT                                                                RATING           VALUE +
(000'S OMITTED)                                                             MOODY'S    S&P   (000'S OMITTED)

   $  600 Mirant Americas Generation, Inc., Senior Unsecured Notes,
          8.30%, due 5/1/11                                                     B2     B-       $  620
    1,225 Mirant North America LLC, Senior Notes, 7.38%, due 12/31/13           B1     B-        1,230(n)
    1,500 Mohegan Tribal Gaming, Senior Subordinated Notes, 6.38%,
          due 7/15/09                                                          Ba3     B+        1,489
    2,215 Monitronics International, Inc., Senior Subordinated Notes,
          11.75%, due 9/1/10                                                    B3     B-        2,198
    2,565 Movie Gallery, Senior Unsecured Notes, 11.00%, due 5/1/12            Caa3   CCC-       1,359(E)
    2,000 Mueller Group, Inc., Senior Subordinated Notes, 10.00%,
          due 5/1/12                                                           Caa1    B-        2,190
    1,110 MultiPlan, Inc., Senior Subordinated Notes, 10.38%,
          due 4/15/16                                                          Caa1    B-        1,128(n)
    1,455 Mylan Laboratories, Inc., Guaranteed Notes, 6.38%,
          due 8/15/15                                                          Ba1     BB+       1,426
    2,225 Newfield Exploration Co., Senior Notes, 7.63%, due 3/1/11            Ba2     BB+       2,314
    1,660 Newfield Exploration Co., Senior Subordinated Notes, 6.63%,
          due 4/15/16                                                          Ba3     BB-       1,631
    2,925 Nextel Communications, Senior Notes, Ser. E, 6.88%,
          due 10/31/13                                                         Baa2    A-        3,002
      995 Nordic Telephone Co. Holdings, Senior Notes, 8.88%,
          due 5/1/16                                                            B2      B        1,035(n)
    1,000 Nortek, Inc., Senior Subordinated Notes, 8.50%, due 9/1/14           Caa1   CCC+       1,025(E)
    1,175 NPC International, Inc., Senior Subordinated Notes, 9.50%,
          due 5/1/14                                                           Caa1    B-        1,187(n)
    2,000 NRG Energy, Inc., Notes, 7.38%, due 2/1/16                            B1     B-        2,017(E)
    4,750 Paxson Communications, Secured Floating Rate Notes, 11.32%,
          due 7/15/06                                                           B3    CCC-       4,797(n)(u)
    1,000 Peabody Energy Corp., Guaranteed Senior Notes, Ser. B, 6.88%,
          due 3/15/13                                                          Ba2     BB-       1,007
      960 Peabody Energy Corp., Senior Notes, 5.88%, due 4/15/16               Ba2     BB-         910
    1,900 Pioneer Natural Resources, Senior Notes, 5.88%, due 7/15/16          Ba1     BB+       1,789
    1,215 PQ Corp., Guaranteed Notes, 7.50%, due 2/15/13                        B3     B-        1,154(n)
      240 Primedia, Inc., Floating Rate Senior Notes, 10.12%,
          due 5/15/06                                                           B2      B          245(u)
    2,505 Primedia, Inc., Guaranteed Notes, 8.88%, due 5/15/11                  B2      B        2,411(E)
    3,000 Qwest Corp., Notes, 8.88%, due 3/15/12                               Ba3     BB        3,285
    3,045 R.H. Donnelley Corp., Senior Notes, 8.88%, due 1/15/16               Caa1     B        3,133(n)
    2,000 Rogers Wireless, Inc., Senior Subordinated Notes, 8.00%,
          due 12/15/12                                                         Ba3     B+        2,100(E)
    1,045 Royal Caribbean Cruises, Debentures, 7.50%, due 10/15/27             Ba1    BBB-       1,067
      950 San Pasqual Casino Development Group, Notes, 8.00%,
          due 9/15/13                                                           B2     B+          960(n)
    1,335 Sensata Technologies BV, Senior Notes, 8.00%, due 5/1/14              B2     B-        1,342(n)
    1,000 Service Corp. International, Senior Notes, 7.70%, due 4/15/09        Ba3     BB        1,025
    2,310 Shaw Communications, Inc., Senior Notes, 7.20%,
          due 12/15/11                                                         Ba2     BB+       2,365(E)
    1,400 Sierra Pacific Resources, Senior Notes, 6.75%, due 8/15/17            B1     B-        1,383
    1,000 Smithfield Foods, Inc., Senior Notes, Ser. B, 8.00%,
          due 10/15/09                                                         Ba2     BB        1,025
    1,000 Smithfield Foods, Inc., Senior Notes, 7.00%, due 8/1/11              Ba2     BB          982(E)
    1,000 Spheris, Inc., Senior Subordinated Notes, 11.00%,
          due 12/15/12                                                         Caa2    CCC         890(n)
    1,950 Station Casinos, Inc., Senior Subordinated Notes, 6.88%,
          due 3/1/16                                                           Ba3     B+        1,916

SCHEDULE OF INVESTMENTS Income Opportunity Fund Inc. cont'd

PRINCIPAL AMOUNT                                                                RATING           VALUE +
(000'S OMITTED)                                                             MOODY'S    S&P   (000'S OMITTED)

    $2,000 Stena AB, Senior Notes, 9.63%, due 12/1/12                           Ba3     BB-     $   2,155
       495 Stena AB, Senior Notes, 7.50%, due 11/1/13                           Ba3     BB-           491
     2,250 Sungard Data Systems, Inc., Senior Unsecured Notes, 9.13%,
           due 8/15/13                                                           B3     B-          2,402(n)
       595 Targa Resources, Inc., Guaranteed Notes, 8.50%, due 11/1/13           B2     B-            602(n)(E)
       980 TECO Energy, Inc., Senior Notes, 7.50%, due 6/15/10                  Ba2     BB          1,027
     2,100 TFM SAde C.V., Senior Notes, 9.38%, due 5/1/12                        B3     B-          2,257
       905 Toll Corp., Senior Subordinated Notes, 8.25%, due 12/1/11            Ba2     BB+           950
     1,710 Transcontinental Gas Pipeline, Debentures, 7.25%,
           due 12/1/26                                                          Ba2     BB-         1,753
       940 TXU Corp., Senior Notes, Ser. P, 5.55%, due 11/15/14                 Ba1     BB+           874
     2,000 United Rentals N.A., Inc., Guaranteed Notes, 6.50%,
           due 2/15/12                                                           B3     B+          1,960(E)
     1,825 Universal Compression, Inc., Senior Notes, 7.25%,
           due 5/15/10                                                          Ba3     B           1,843
     1,450 US Oncology Holdings, Inc., Senior Floating Rate Notes,
           10.32%, due 9/15/06                                                  Caa1    B-          1,472(u)
       500 US Oncology Holdings, Inc., Guaranteed Notes, 10.75%,
           due 8/15/14                                                           B3     B-            559
     1,000 Ventas Realty L.P., Guaranteed Notes, 6.75%, due 6/1/10              Ba2     BB+           993
     2,000 VWR International, Inc., Senior Subordinated Notes, 8.00%,
           due 4/15/14                                                          Caa1    B-          2,000(E)
     1,500 Warner Music Group, Senior Subordinated Notes, 7.38%,
           due 4/15/14                                                           B2     B-          1,478(E)
     2,000 Xerox Capital Trust I, Guaranteed Notes, 8.00%, due 2/1/27           Ba3     B+          2,060(E)
       500 Young Broadcasting, Inc, Guaranteed Notes, 10.00%,
           due 3/1/11                                                           Caa2   CCC-           456
       240 Young Broadcasting, Inc., Senior Subordinated Notes, 8.75%,
           due 1/15/14                                                          Caa2   CCC-           203(E)
                                                                                                ---------
           TOTAL CORPORATE DEBT SECURITIES (COST $209,804)                                        208,776
                                                                                                ---------
NUMBER OF SHARES

SHORT-TERM INVESTMENTS (15.4%)
41,095,420 Neuberger Berman Securities Lending Quality Fund, LLC                                   41,095++
 5,867,200 Neuberger Berman Prime Money Fund Trust Class                                            5,867@
                                                                                                ---------
           TOTAL SHORT-TERM INVESTMENTS (COST $46,962)                                             46,962#
                                                                                                ---------
           TOTAL INVESTMENTS (153.5%) (COST $431,110)                                             467,527##
           Liabilities, less cash, receivables and other assets [(12.3%)]                         (37,522)
           Liquidation Value of Auction Preferred Shares [(41.2%)]                               (125,500)
                                                                                                ---------
           TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS (100.0%)                          $ 304,505
                                                                                                ---------


See Notes to Schedule of Investments   11

NOTES TO SCHEDULE OF INVESTMENTS

+ Investments in equity securities by Neuberger Berman Income Opportunity Fund Inc. (the "Fund") are valued at the latest sale price where that price is readily available; securities for which no sales were reported, unless otherwise noted, are valued at the last available bid price. Securities traded primarily on the NASDAQ Stock Market are normally valued by the Fund at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. Investments in debt securities by the Fund are valued daily by obtaining bid price quotations from independent pricing services on all securities available in each service's data base. For all other debt securities, bid prices are obtained from principal market makers in those securities. The Fund values all other securities, including securities for which the necessary last sale, asked, and/or bid prices are not readily available, by methods the Board of Directors of the Fund (the "Board") has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Foreign security prices are furnished by independent quotation services and expressed in local currency values. Foreign security prices are translated from the local currency into U.S. dollars using the exchange rate as of 12:00 noon, Eastern time. The Board has approved the use of FT Interactive Data Corporation ("FT Interactive") to assist in determining the fair value of the Fund's foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities. In this event, FT Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors. In the absence of precise information about the market values of these foreign securities as of the close of the New York Stock Exchange, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade. However, fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security next trades. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

#    At cost, which approximates market value.

## At April 30, 2006, the cost of investments for U.S. federal income tax purposes was $431,752,000. Gross unrealized appreciation of investments was $41,140,000 and gross unrealized depreciation of investments was $5,365,000, resulting in net unrealized appreciation of $35,775,000 based on cost for U.S. federal income tax purposes.

@ Neuberger Berman Prime Money Fund ("Prime Money") is also managed by Neuberger Berman Management Inc. (see Notes A & E of Notes to Financial Statements) and may be considered an affiliate since it has the same officers, Board members, and investment manager as the Fund and because, at times, the Fund may own 5% or more of the outstanding voting securities of Prime Money.

*    Non-income producing security.

(n) Restricted security subject to restrictions on resale under federal securities laws. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A, and have been deemed by the investment manager to be liquid. At April 30, 2006, these securities amounted to $43,919,000 or 14.4% of net assets applicable to common shareholders.

(OO) All or a portion of this security is segregated as collateral for interest rate swap contracts.

++ Managed by an affiliate of Neuberger Berman Management Inc. and could be deemed an affiliate of the Fund (see Notes A & E of Notes to Financial Statements).

(E) All or a portion of this security is on loan (see Note A of Notes to Financial Statements).

(u) Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of April 30, 2006.

STATEMENT OF ASSETS AND LIABILITIES

                                                                        INCOME
NEUBERGER BERMAN                                                     OPPORTUNITY
(000'S OMITTED EXCEPT PER SHARE AMOUNTS)                                 FUND
ASSETS
   INVESTMENTS IN SECURITIES, AT MARKET VALUE*+ (NOTES A & E)--SEE
   SCHEDULE OF INVESTMENTS:
   Unaffiliated issuers                                                $420,565
--------------------------------------------------------------------------------
   Affiliated issuers                                                    46,962
================================================================================
                                                                        467,527
--------------------------------------------------------------------------------
   Dividends and interest receivable                                      5,304
--------------------------------------------------------------------------------
   Receivable for securities sold                                           703
--------------------------------------------------------------------------------
   Interest rate swaps, at market value (Note A)                          3,329
--------------------------------------------------------------------------------
   Receivable for securities lending income (Note A)                        189
--------------------------------------------------------------------------------
   Prepaid expenses and other assets                                         19
================================================================================
TOTAL ASSETS                                                            477,071
================================================================================
LIABILITIES
   Payable for collateral on securities loaned (Note A)                  41,095
--------------------------------------------------------------------------------
   Distributions payable-preferred shares                                    66
--------------------------------------------------------------------------------
   Distributions payable-common shares                                      230
--------------------------------------------------------------------------------
   Payable for securities purchased                                       5,221
--------------------------------------------------------------------------------
   Payable to investment manager-net (Notes A & B)                          124
--------------------------------------------------------------------------------
   Payable to administrator (Note B)                                         89
--------------------------------------------------------------------------------
   Payable for securities lending fees (Note A)                             161
--------------------------------------------------------------------------------
   Accrued expenses and other payables                                       80
================================================================================
TOTAL LIABILITIES                                                        47,066
================================================================================
AUCTION PREFERRED SHARES SERIES A & B AT LIQUIDATION VALUE
   6,000 shares authorized; 5,020 shares issued and outstanding;
   $.0001 par value; $25,000 liquidation value per share (Note A)       125,500
================================================================================
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS AT VALUE                  $304,505
================================================================================
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS CONSIST OF:
   Paid-in capital--common shares                                      $249,429
--------------------------------------------------------------------------------
   Distributions in excess of net investment income                      (4,591)
--------------------------------------------------------------------------------
   Accumulated net realized gains (losses) on investments                19,944
--------------------------------------------------------------------------------
   Net unrealized appreciation (depreciation) in value of
      investments                                                        39,723
================================================================================
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS AT VALUE                  $304,505
================================================================================
COMMON SHARES OUTSTANDING ($.0001 par value; 999,994,000 shares
   authorized)                                                           17,724
--------------------------------------------------------------------------------
NET ASSET VALUE PER COMMON SHARE OUTSTANDING                           $  17.18
================================================================================
+SECURITIES ON LOAN, AT MARKET VALUE                                   $ 39,988
================================================================================
*COST OF INVESTMENTS:
   Unaffiliated issuers                                                $384,148
--------------------------------------------------------------------------------
   Affiliated issuers                                                    46,962
================================================================================
TOTAL COST OF INVESTMENTS                                              $431,110
================================================================================

See Notes to Financial Statements      14

            NEUBERGER BERMAN FOR THE SIX MONTHS ENDED APRIL 30, 2006 (UNAUDITED)

STATEMENT OF OPERATIONS

                                                                        INCOME
NEUBERGER BERMAN                                                     OPPORTUNITY
(000'S OMITTED)                                                          FUND
INVESTMENT INCOME
INCOME (NOTE A):
Dividend income--unaffiliated issuers                                   $ 4,274
--------------------------------------------------------------------------------
Interest income--unaffilated issuers                                      7,486
--------------------------------------------------------------------------------
Income from securities loaned (affiliated issuers $902) (Note E)            185
--------------------------------------------------------------------------------
Income from investments in affiliated issuers (Note E)                       67
================================================================================
Total income                                                             12,012
================================================================================
EXPENSES:
Investment management fee (Notes A & B)                                   1,267
--------------------------------------------------------------------------------
Administration fee (Note B)                                                 528
--------------------------------------------------------------------------------
Auction agent fees (Note B)                                                 158
--------------------------------------------------------------------------------
Audit fees                                                                   20
--------------------------------------------------------------------------------
Basic maintenance expense (Note B)                                           12
--------------------------------------------------------------------------------
Custodian fees (Note B)                                                      84
--------------------------------------------------------------------------------
Directors'fees and expenses                                                  15
--------------------------------------------------------------------------------
Insurance expense                                                            11
--------------------------------------------------------------------------------
Legal fees                                                                   27
--------------------------------------------------------------------------------
Shareholder reports                                                          32
--------------------------------------------------------------------------------
Stock exchange listing fees                                                   3
--------------------------------------------------------------------------------
Stock transfer agent fees                                                    17
--------------------------------------------------------------------------------
Miscellaneous                                                                13
================================================================================
Total expenses                                                            2,187
Investment management fee waived (Notes A & B)                             (529)
Expenses reduced by custodian fee expense offset and commission
   recapture arrangements (Note B)                                          (16)
================================================================================
Total net expenses                                                        1,642
================================================================================
Net investment income                                                    10,370
================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE A)
--------------------------------------------------------------------------------
Net realized gain (loss) on:
   Sales of investment securities of unaffiliated issuers                20,154
--------------------------------------------------------------------------------
   Interest rate swap contracts                                             354
--------------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) in value of:
--------------------------------------------------------------------------------
   Unaffiliated investment securities                                    (2,341)
--------------------------------------------------------------------------------
   Interest rate swap contracts                                             571
================================================================================
Net gain (loss) on investments                                           18,738
================================================================================
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS FROM:
   Net investment income                                                 (2,651)
================================================================================
NET INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON
   SHAREHOLDERS RESULTING FROM OPERATIONS                               $26,457
================================================================================

See Notes to Financial Statements      15

                                     NEUBERGER BERMAN APRIL 30, 2006 (UNAUDITED)

STATEMENT OF CHANGES IN NET ASSETS

                                                                           INCOME OPPORTUNITY FUND
                                                                          -------------------------
                                                                           SIX MONTHS
                                                                             ENDED          YEAR
                                                                           APRIL 30,       ENDED
NEUBERGER BERMAN                                                              2006      OCTOBER 31,
(000'S OMITTED)                                                           (UNAUDITED)       2005
INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
FROM OPERATIONS:
Net investment income (loss)                                                $ 10,370      $ 18,942
---------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                       20,508         7,623
---------------------------------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) of investments           (1,770)        2,515
---------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS FROM (NOTE A):
Net investment income                                                         (2,651)       (2,189)
---------------------------------------------------------------------------------------------------
Net realized gain on investments                                                  --        (1,273)
---------------------------------------------------------------------------------------------------
Tax return of capital                                                             --          (223)
---------------------------------------------------------------------------------------------------
Total distributions to preferred shareholders                                 (2,651)       (3,685)
===================================================================================================
Net increase (decrease) in net assets applicable to common shareholders
   resulting from operations                                                  26,457        25,395
===================================================================================================
DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM (NOTE A):
Net investment income                                                        (12,015)      (18,527)
---------------------------------------------------------------------------------------------------
Net realized gain on investments                                                  --       (10,739)
---------------------------------------------------------------------------------------------------
Tax return of capital                                                             --        (1,885)
---------------------------------------------------------------------------------------------------
Total distributions to common shareholders                                   (12,015)      (31,151)
===================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS       14,442        (5,756)

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
Beginning of period                                                          290,063       295,819
===================================================================================================
End of period                                                               $304,505      $290,063
===================================================================================================
Distributions in excess of net investment income at end of period           $ (4,591)     $   (295)
===================================================================================================


See Notes to Financial Statements      16

NOTES TO FINANCIAL STATEMENTS Income Opportunity Fund Inc.

     NOTE A--SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

1 GENERAL: Neuberger Berman Income Opportunity Fund Inc. (the "Fund") was organized as a Maryland corporation on April 17, 2003 as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Board of Directors of the Fund (the "Board") may classify or re-classify any unissued shares of capital stock into one or more classes of preferred stock without the approval of shareholders.

     The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires Neuberger Berman Management Inc. ("Management") to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

2 PORTFOLIO VALUATION: Investment securities are valued as indicated in the notes following the Schedule of Investments.

3 SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of discount (adjusted for original issue discount, where applicable), and amortization of premium, where applicable, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost and stated separately in the Statement of Operations.

4 INCOME TAX INFORMATION: It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no federal income or excise tax provision is required.

     Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole.

     As determined on October 31, 2005, permanent differences resulting primarily from different book and tax accounting for distributions in excess of earnings, amortization of bond premium, and income recognized on interest rate swaps were reclassified at fiscal-year end. These reclassifications had no effect on net income, net assets applicable to common shareholders or net asset value per common share of the Fund.

     The tax character of distributions paid during the years ended October 31, 2005 and October 31, 2004 was as follows:

                                      DISTRIBUTIONS PAID FROM:
                                LONG-TERM                    TAX RETURN
   ORDINARY INCOME             CAPITAL GAIN                  OF CAPITAL             TOTAL
    2005          2004         2005      2004      2005         2004          2005          2004
$23,827,885   $24,332,882   $8,900,047    $--   $2,108,248       $--      $34,836,180   $24,332,882

     As of October 31, 2005, the components of distributable earnings (accumulated losses) on a U.S. federal income tax basis were as follows:

UNDISTRIBUTED   UNDISTRIBUTED     UNREALIZED          LOSS
   ORDINARY       LONG-TERM      APPRECIATION    CARRYFORWARDS
    INCOME           GAIN       (DEPRECIATION)   AND DEFERRALS      TOTAL
     $--             $--          $40,921,019         $--        $40,921,019

     The difference between book and tax basis distributable earnings is attributable primarily to timing differences of distribution payments, wash sales, amortization of bond premium, and income recognized on interest rate swaps.

5 DISTRIBUTIONS TO SHAREHOLDERS: The Fund earns income, net of expenses, daily on its investments. It is the policy of the Fund to declare quarterly and pay monthly distributions to common shareholders. The Fund has adopted a policy to pay common shareholders a stable monthly distribution. The Fund's ability to satisfy its policy will depend on a number of factors, including the stability of income received from its investments, the availability of capital gains, distributions paid on preferred shares and the level of expenses. In an effort to maintain a stable distribution amount, the Fund may pay distributions consisting of net investment income, realized gains and paid-in capital. There is no assurance that the Fund will always be able to pay distributions of a particular size, or that distributions will consist solely of net investment income and realized capital gains. The composition of the Fund's distribution for the calendar year 2006 will be reported to Fund shareholders on IRS Form 1099DIV. The Fund may pay distributions in excess of those required by its stable distribution policy to avoid excise tax or to satisfy the requirements of Subchapter M of the Internal Revenue Code. Distributions to common shareholders are recorded on the ex-date. Net realized capital gains, if any, will be offset to the extent of any available capital loss carryforwards. Any such offset will not reduce the level of the stable distribution paid by the Fund. Distributions to preferred shareholders are accrued and determined as described in Note A-7.

     The Fund invests a significant portion of its assets in securities issued by real estate companies, including real estate investment trusts ("REITs"). The distributions received from REITs held by the Fund are generally comprised of income, capital gains, and return of REIT capital, but the REITs do not report this information to the Fund until the following calendar year. At October 31, 2005, the Fund estimated these amounts within the financial statements since the information is not available from the REITs until after the Fund's fiscal year-end. At April 30, 2006, the Fund estimated these amounts for the period January 1, 2006 through April 30, 2006 within the financial statements since the 2006 information is not available from REITs until after the Fund's fiscal period. For the year ended October 31, 2005, the character of distributions paid to shareholders is disclosed within the Statement of Changes and is also based on these estimates. All estimates are based upon REIT information sources available to the Fund together with actual IRS Forms 1099DIV received to date. Based on past experience it is probable that a portion of the Fund's distributions during the current fiscal year will be considered tax return of capital but the actual amount of tax return of capital, if any, is not determinable until after the Fund's fiscal year-end. After calendar year-end, when the Fund learns the nature of the distributions paid by REITs during that year, distributions previously identified as income are often recharacterized as return of capital and/or capital gain. After all applicable REITs have informed the Fund of the actual breakdown of distributions paid to the Fund during its fiscal year, estimates previously recorded are adjusted to reflect actual results. As a result, the composition of the Fund's distributions as reported herein may differ from the final composition determined after calendar year-end and reported to Fund shareholders on IRS Form 1099DIV.

     On March 30, 2006, the Fund declared two monthly distributions to common shareholders in the amount of $0.10625 per share per month, payable after the close of the reporting period, on May 31, 2006 and June 30, 2006, to shareholders of record on May 15, 2006 and June 15, 2006, respectively, with ex-dates of May 11, 2006 and June 13, 2006, respectively.

6 EXPENSE ALLOCATION: Certain expenses are applicable to multiple funds. Expenses directly attributable to the Fund are charged to the Fund. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which Management serves as investment manager, that are not directly attributed to the Fund are allocated among the Fund and the other investment companies in the complex or series thereof on the basis of relative net assets, except where a more appropriate allocation of expenses to each investment company in the complex or series thereof can otherwise be made fairly.

7 REDEEMABLE PREFERRED SHARES: On June 5, 2003, the Fund re-classified 6,000 unissued shares of capital stock as Series A Auction Preferred Shares and Series B Auction Preferred Shares ("Preferred Shares"). On September 26, 2003, the Fund issued 2,510 Series A Preferred Shares and 2,510 Series B Preferred Shares. All Preferred Shares have a liquidation preference of $25,000 per share plus any accumulated unpaid distributions, whether or not earned or declared by the Fund, but excluding interest thereon ("Liquidation Value").

     Except when the Fund has declared a special rate period, distributions to preferred shareholders, which are cumulative, are accrued daily and paid every 7 days. Distribution rates are reset every 7 days based on the results of an auction, except during special rate periods. For the six months ended April 30, 2006, distribution rates ranged from 3.64% to 4.85% for Series A and 3.65% to 4.95% for Series B Auction Preferred Shares. The Fund declared distributions to preferred shareholders for the period May 1, 2006 to May 31, 2006 of $252,883 and $250,885 for Series A and Series B Preferred Shares, respectively.

     The Fund may redeem Preferred Shares, in whole or in part, on the second business day preceding any distribution payment date at Liquidation Value. The Fund is also subject to certain restrictions relating to the Preferred Shares. Failure to comply with these restrictions could preclude the Fund from declaring any distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of Preferred Shares at Liquidation Value. The holders of Preferred Shares are entitled to one vote per share and will vote with holders of common shares as a single class, except that the Preferred Shares will vote separately as a class on certain matters, as required by law or the Fund's charter. The holders of the Preferred Shares, voting as a separate class, are entitled at all times to elect two Directors of the Fund, and to elect a majority of the Directors of the Fund if the Fund fails to pay distributions on Preferred Shares for two consecutive years.

8 INTEREST RATE SWAPS: The Fund may enter into interest rate swap transactions, with institutions that Management has determined are creditworthy, to reduce the risk that an increase in short-term interest rates could reduce common share net earnings as a result of leverage. Under the terms of the interest rate swap contracts, the Fund agrees to pay the swap counter party a fixed-rate payment in exchange for the counter party's paying the Fund a variable-rate payment that is intended to approximate all or a portion of the Fund's variable-rate payment obligation on the Fund's Preferred Shares. The fixed-rate and variable-rate payment flows are netted against each other, with the difference being paid by one party to the other on a monthly basis. The Fund segregates cash or liquid securities having a value at least equal to the Fund's net payment obligations under any swap transaction, marked to market daily.

     Risks may arise if the counter party to a swap contract fails to comply with the terms of its contract. The loss incurred by the failure of a counter party is generally limited to the net interest payment to be received by the Fund and/or the termination value at the end of the contract. Additionally, risks may arise from movements in interest rates unanticipated by Management.

     Periodic expected interim net interest payments or receipts on the swaps are recorded as an adjustment to unrealized gains/losses, along with the fair value of the future periodic payment streams on the swaps. The unrealized gains/losses associated with the periodic interim net interest payments are reclassified to realized gains/losses in conjunction with the actual net receipt or payment of such amounts. The reclassifications do not impact the Fund's total net assets applicable to common shareholders. At April 30, 2006, the Fund had outstanding interest rate swap contracts as follows:

                                                                RATE TYPE
                                                       --------------------------
                                                       FIXED-RATE   VARIABLE-RATE      ACCRUED
                                                        PAYMENTS       PAYMENTS     NET INTEREST     UNREALIZED        TOTAL
     SWAP               NOTIONAL                         MADE BY     RECEIVED BY     RECEIVABLE     APPRECIATION       FAIR
     COUNTER PARTY       AMOUNT     TERMINATION DATE    THE FUND     THE FUND(1)      (PAYABLE)    (DEPRECIATION)      VALUE

     Citibank, N.A.   $24,000,000     April 24, 2008      3.70%         4.95%          $ 5,833       $  691,043     $  696,876
     Citibank, N.A.    70,000,000   October 24, 2008      3.63%         4.95%           17,967        2,614,275      2,632,242
                                                                                       -------       ----------     ----------
                                                                                       $23,800       $3,305,318     $3,329,118

     (1)  30 day LIBOR (London Interbank Offered Rate)

9 SECURITY LENDING: Effective October 4, 2005, the Fund entered into securities lending arrangements using a third party, eSecLending, to secure bids. Pursuant to such arrangements, eSecLending currently acts as lending agent for the Fund and assisted the Fund in conducting a bidding process to identify principals that would guarantee a certain amount of revenue to the Fund.

     Under the securities lending arrangements, the Fund receives cash collateral at the beginning of each transaction equal to at least 102% of the prior day's market value of the loaned securities (105% in the case of international securities). The Fund invests the cash collateral in the Neuberger Berman Securities Lending Quality Fund, LLC ("Quality Fund"), a fund managed by Lehman Brothers Asset Management LLC, an affiliate of Management, as approved by the Board.

     Income from the lending program represents income earned on the cash collateral and, where necessary, payment under the guarantee for the Fund, less fees and expenses associated with the loans. These amounts are reflected in the Statement of Operations under the caption "Income from securities loaned."

10 REPURCHASE AGREEMENTS: The Fund may enter into repurchase agreements with institutions that Management has determined are creditworthy. Each repurchase agreement is recorded at cost. The Fund requires that the securities purchased in a repurchase agreement be transferred to the custodian in a manner sufficient to enable the Fund to assert a perfected security interest in those securities in the event of a default under the repurchase agreement. The Fund monitors, on a daily basis, the value of the securities transferred to ensure that their value, including accrued interest, is greater than amounts owed to the Fund under each such repurchase agreement.

11   TRANSACTIONS WITH OTHER FUNDS MANAGED BY NEUBERGER BERMAN MANAGEMENT INC.:
     Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in a money market fund managed by Management or an affiliate. The Fund invests in the Neuberger Berman Prime Money Fund ("Prime Money"), as approved by the Board. Prime Money seeks to provide the highest available current income consistent with safety and liquidity. For any cash that the Fund invests in Prime Money, Management waives a portion of its management fee equal to the management fee it receives from Prime Money on those assets (the "Arrangement"). For the six months ended April 30, 2006, management fees waived under this Arrangement amounted to $1,214 and is reflected in the Statement of Operations under the caption "Investment management fee waived." For the six months ended April 30, 2006, income earned under this Arrangement amounted to $67,271 and is reflected in the Statement of Operations under the caption "Income from investments in affiliated issuers."

12 CONCENTRATION OF RISK: Under normal market conditions, the Fund's equity investments will be concentrated in income-producing common equity securities, preferred securities, convertible securities and non-convertible debt securities issued by companies deriving the majority of their revenue from the ownership, construction, financing, management and/or sale of commercial, industrial, and/or residential real estate. The value of the Fund's shares may fluctuate more due to economic, legal, cultural, geopolitical or technological developments affecting the United States real estate industry, or a segment of the United States real estate industry in which the Fund owns a substantial position, than would the shares of a fund not concentrated in the real estate industry. The Fund's debt investments will be concentrated in high-yield corporate debt securities rated, at the time of investment, Ba or lower by Moody's Investors Service,

     Inc. or BB or lower by Standard & Poor's, or if unrated by either of those entities, determined by Management to be of comparable quality. Due to the inherent volatility and illiquidity of the high yield securities in which the Fund invests and the real or perceived difficulty of issuers of those high yield securities to meet their payment obligations during economic downturns or because of negative business developments relating to the issuer or its industry in general, the value of the Fund's shares may fluctuate more than would be the case if the Fund did not concentrate in high yield securities.

13 INDEMNIFICATIONS: Like many other companies, the Fund's organizational documents provide that its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, both in some of its principal service contracts and in the normal course of its business, the Fund enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Fund's maximum exposure under these arrangements is unknown as this could involve future claims against the Fund.

     NOTE B--MANAGEMENT FEES, ADMINISTRATION FEES, AND OTHER TRANSACTIONS WITH
     AFFILIATES:

     The Fund retains Management as its investment manager under a Management Agreement. For such investment management services, the Fund pays Management a fee at the annual rate of 0.60% of its average daily Managed Assets. Managed Assets equal the total assets of the Fund, less liabilities other than the aggregate indebtedness entered into for purposes of leverage. For purposes of calculating Managed Assets, the Liquidation Value of any Preferred Shares outstanding is not considered a liability.

     Management has contractually agreed to waive a portion of the management fees it is entitled to receive from the Fund at the following annual rates:

      YEAR ENDED       % OF AVERAGE
     OCTOBER 31,   DAILY MANAGED ASSETS
     ----------------------------------
     2006 - 2008           0.25
         2009              0.19
         2010              0.13
         2011              0.07

     Management has not contractually agreed to waive any portion of its fees beyond October 31, 2011.

     For the six months ended April 30, 2006, such waived fees amounted to $527,739.

     The Fund retains Management as its administrator under an Administration Agreement. The Fund pays Management an administration fee at the annual rate of 0.25% of its average daily Managed Assets under this agreement. Additionally, Management retains State Street Bank and Trust Company ("State Street") as its sub-administrator under a Sub-Administration Agreement. Management pays State Street a fee for all services received under the agreement.

     Management and Neuberger Berman, LLC("Neuberger"), a member firm of the New York Stock Exchange and sub-adviser to the Fund, are wholly-owned subsidiaries of Lehman Brothers Holdings Inc.

("Lehman"), a publicly-owned holding company. Neuberger is retained by Management to furnish it with investment recommendations and research information without added cost to the Fund. Several individuals who are officers and/or Directors of the Fund are also employees of Neuberger and/or Management.

The Fund has entered into a commission recapture program, which enables it to pay some of its operational expenses by recouping a portion of the commissions it pays to a broker that is not a related party of the Fund. Expenses paid through this program may include costs of custodial, transfer agency or accounting services. For the six months ended April 30, 2006, the impact of this arrangement was a reduction of expenses of $6,171.

The Fund has an expense offset arrangement in connection with its custodian contract. For the six months ended April 30, 2006, the impact of this arrangement was a reduction of expenses of $10,050.

In connection with the settlement of each Preferred Share auction, the Fund pays, through the auction agent, a service fee to each participating broker-dealer based upon the aggregate liquidation preference of the Preferred Shares held by the broker-dealer's customers. For any auction preceding a rate period of less than one year, the service fee is paid at the annual rate of 1/4 of 1%; for any auction preceding a rate period of one year or more, the service fee is paid at a rate agreed to by the Fund and the broker-dealer.

In order to satisfy rating agencies' requirements, the Fund is required to provide each rating agency a report on a monthly basis verifying that the Fund is maintaining eligible assets having a discounted value equal to or greater than the Preferred Shares Basic Maintenance Amount, which is a minimum level set by each rating agency as one of the conditions to maintain the AAA/Aaa rating on the Preferred Shares. "Discounted value" refers to the fact that the rating agencies require the Fund, in performing this calculation, to discount portfolio securities below their face value, at rates determined by the rating agencies. The Fund pays a fee to State Street for the preparation of this report, which is reflected in the Statement of Operations under the caption "Basic maintenance expense."

NOTE C--SECURITIES TRANSACTIONS:

During the six months ended April 30, 2006, there were purchase and sale transactions (excluding short-term securities and interest rate swap contracts) of $192,056,021 and $185,292,116, respectively.

During the six months ended April 30, 2006, brokerage commissions on securities transactions amounted to $80,434, of which Neuberger received $0, Lehman Brothers, Inc. received $13,438, and other brokers received $66,996.

NOTE D--CAPITAL:

At April 30, 2006, the common shares outstanding and the common shares of the Fund owned by Neuberger were as follows:

                                              COMMON SHARES      COMMON SHARES
                                               OUTSTANDING    OWNED BY NEUBERGER
                                                17,723,648           6,981

There were no transactions in common shares for the six months ended April 30, 2006 and the year ended October 31, 2005.

NOTE E--INVESTMENTS IN AFFILIATES*:

                                                                                                          INCOME FROM
                                 BALANCE OF      GROSS                     BALANCE OF                   INVESTMENTS IN
                                SHARES HELD    PURCHASES       GROSS      SHARES HELD      VALUE      AFFILIATED ISSUERS
                                OCTOBER 31,       AND        SALES AND     APRIL 30,     APRIL 30,        INCLUDED IN
NAME OF ISSUER                      2005       ADDITIONS     REDUCTIONS       2006          2006         TOTAL INCOME

Neuberger Berman
   Securities Lending Quality
   Fund, LLC**                   36,482,615   120,002,175   115,389,370    41,095,420   $41,095,420        $902,290
Neuberger Berman
Prime Money Fund
Trust Class***                      964,595    60,391,850    55,489,245     5,867,200     5,867,200          67,271
                                                                                        -----------        --------
Total                                                                                   $46,962,620        $969,561
                                                                                        ===========        ========

*    Affiliated issuers, as defined in the 1940 Act.

** The Quality Fund, a fund managed by Lehman Brothers Asset Management LLC, an affiliate of Management, is used to invest cash the Fund receives as collateral for securities loans as approved by the Board. Because all shares of the Quality Fund are held by funds in the related investment management complex, the Quality Fund may be considered an affiliate of the Fund.

*** Prime Money is also managed by Management and may be considered an affiliate since it has the same officers, Board members, and investment manager as the Fund and because, at times, the Fund may own 5% or more of the outstanding voting securities of Prime Money.

NOTE F--UNAUDITED FINANCIAL INFORMATION:

The financial information included in this interim report is taken from the records of the Fund without audit by an independent registered public accounting firm. Annual reports contain audited financial statements.

FINANCIAL HIGHLIGHTS Income Opportunity Fund Inc.

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements.

                                                     SIX MONTHS ENDED                              PERIOD FROM
                                                         APRIL 30,                                JULY 2, 2003^
                                                     ----------------   YEAR ENDED OCTOBER 31,   TO OCTOBER 31,
                                                           2006         ----------------------   --------------
                                                        (UNAUDITED)        2005      2004            2003

COMMON SHARE NET ASSET VALUE, BEGINNING OF PERIOD       $ 16.37          $ 16.69   $ 14.72         $ 14.33
                                                        -------          -------   -------         -------
INCOME FROM INVESTMENT OPERATIONS APPLICABLE TO
   COMMON SHAREHOLDERS:
NET INVESTMENT INCOME (LOSS)(cc)                            .59             1.07      1.27(Y)          .25
NET GAINS OR LOSSES ON SECURITIES (BOTH REALIZED
   AND UNREALIZED)                                         1.05              .57      2.08(Y)          .59
COMMON SHARE EQUIVALENT OF DISTRIBUTIONS TO
   PREFERRED SHAREHOLDERS FROM:
   NET INVESTMENT INCOME(cc)                               (.15)            (.13)     (.09)           (.01)
   NET CAPITAL GAINS(cc)                                     --             (.07)     (.01)           (.00)
   TAX RETURN OF CAPITAL(cc)                                 --             (.01)       --            (.00)
                                                        -------          -------   -------         -------
   TOTAL DISTRIBUTIONS TO PREFERRED SHAREHOLDERS           (.15)            (.21)     (.10)           (.01)
                                                        -------          -------   -------         -------
TOTAL FROM INVESTMENT OPERATIONS APPLICABLE TO
   COMMON SHAREHOLDERS                                     1.49             1.43      3.25             .83
                                                        -------          -------   -------         -------
LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM:
   NET INVESTMENT INCOME                                   (.68)           (1.03)    (1.11)           (.27)
   NET CAPITAL GAINS                                         --             (.61)     (.17)           (.05)
   TAX RETURN OF CAPITAL                                     --             (.11)       --            (.00)
                                                        -------          -------   -------         -------
   TOTAL DISTRIBUTIONS TO COMMON SHAREHOLDERS              (.68)           (1.75)    (1.28)           (.32)
                                                        -------          -------   -------         -------
LESS CAPITAL CHARGES FROM:
ISSUANCE OF COMMON SHARES                                    --               --        --            (.03)
ISSUANCE OF PREFERRED SHARES                                 --               --      (.00)           (.09)
                                                        -------          -------   -------         -------
TOTAL CAPITAL CHARGES                                        --               --      (.00)           (.12)
                                                        -------          -------   -------         -------
COMMON SHARE NET ASSET VALUE, END OF PERIOD             $ 17.18          $ 16.37   $ 16.69         $ 14.72
                                                        -------          -------   -------         -------
COMMON SHARE MARKET VALUE, END OF PERIOD                $ 15.08          $ 14.23   $ 15.07         $ 13.98
                                                        -------          -------   -------         -------
TOTAL RETURN, COMMON SHARE NET ASSET VALUE+               +9.78%**        +10.33%   +23.67%          +5.11%**
TOTAL RETURN, COMMON SHARE MARKET VALUE+                 +10.85%**         +6.22%   +17.57%          -4.67%**
RATIOS/SUPPLEMENTAL DATA+++
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS, END
   OF PERIOD (IN MILLIONS)                              $ 304.5          $ 290.0   $ 295.8         $ 260.8
PREFERRED SHARES, AT LIQUIDATION VALUE ($25,000
   PER SHARE LIQUIDATION PREFERENCE) (IN MILLIONS)      $ 125.5          $ 125.5   $ 125.5         $ 125.5
RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS
   APPLICABLE TO COMMON SHAREHOLDERS#                      1.11%*           1.13%     1.16%(Y)         .88%*
RATIO OF NET EXPENSES TO AVERAGE NET ASSETS
   APPLICABLE TO COMMON SHAREHOLDERS++                     1.10%*           1.13%     1.16%(Y)         .87%*
RATIO OF NET INVESTMENT INCOME (LOSS) EXCLUDING
   PREFERRED SHARES DISTRIBUTIONS TO AVERAGE NET
   ASSETS APPLICABLE TO COMMON SHAREHOLDERS                6.97%*           6.49%     8.08%(Y)        5.24%*
RATIO OF PREFERRED SHARES DISTRIBUTIONS TO AVERAGE
   NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS            1.78%*           1.26%      .62%            .17%*
RATIO OF NET INVESTMENT INCOME (LOSS) INCLUDING
   PREFERRED SHARES DISTRIBUTIONS TO AVERAGE NET
   ASSETS APPLICABLE TO COMMON SHAREHOLDERS                5.19%*           5.23%     7.46%(Y)        5.07%*
PORTFOLIO TURNOVER RATE                                      45%**            49%       74%             21%**
ASSET COVERAGE PER PREFERRED SHARE, END OF PERIOD@      $85,672          $82,794   $83,933         $76,957


See Notes to Financial Highlights      25

NOTES TO FINANCIAL HIGHLIGHTS Income Opportunity Fund Inc.

+ Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period. Total return based on per share market value assumes the purchase of common shares at the market price on the first day and sales of common shares at the market price on the last day of the period indicated. Distributions, if any, are assumed to be reinvested at prices obtained under the Fund's distribution reinvestment plan. Results represent past performance and do not guarantee future results. Current returns may be lower or higher than the performance data quoted. Investment returns may fluctuate and shares when sold may be worth more or less than original cost. Total return would have been lower if Management had not waived a portion of the investment management fee.

# The Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

++ After waiver of a portion of the investment management fee by Management. Had Management not undertaken such action, the annualized ratios of net expenses to average daily net assets applicable to common shareholders would have been:

                                                   YEAR ENDED     PERIOD FROM
                               SIX MONTHS ENDED   OCTOBER 31,   JULY 2, 2003 TO
                                   APRIL 30,      -----------     OCTOBER 31,
                                    2006          2005   2004        2003
                               ----------------   ----   ----   ---------------
                                           1.46%  1.48%  1.52%             1.16%

^    The date investment operations commenced.

*    Annualized.

**   Not annualized.

@ Calculated by subtracting the Fund's total liabilities (excluding accumulated unpaid distributions on Preferred Shares) from the Fund's total assets and dividing by the number of Preferred Shares outstanding.

+++ Expense ratios do not include the effect of distributions to preferred shareholders. Income ratios include income earned on assets attributable to Preferred Shares.

(Y) Prior to November 1, 2003, the Fund recorded the accrual of the net interest income or expense expected to be received or paid at interim settlement dates as a net payable or receivable for swap contracts and actual amounts paid as net interest income or expense on swap contracts. As a result of SEC staff guidance relating to the application of FASB Statement No. 133, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES to registered investment companies, effective November 1, 2003, periodic expected interim net interest payments or receipts on the swaps are recorded as an adjustment to unrealized gains/losses, along with the fair value of the future periodic payment streams on the swaps. Accordingly, for the year ended October 31, 2004, the per share amounts and ratios shown decreased or increased as follows:

Net Investment Income                                                    $ .11
Net Gains or Losses on Securities (both realized and unrealized)          (.11)
Ratio of Gross Expenses to Average Net Assets Applicable to Common
   Shareholders                                                           (.71%)
Ratio of Net Expenses to Average Net Assets Applicable to Common
   Shareholders                                                           (.71%)
Ratio of Net Investment Income (Loss) Excluding Preferred Shares
   Distributions to Average Net Assets Applicable to Common
   Shareholders                                                            .71%
Ratio of Net Investment Income (Loss) Including Preferred Shares
   Distributions to Average Net Assets Applicable to Common
   Shareholders                                                            .71%

(cc) Calculated based on the average number of shares outstanding during each fiscal period.

DISTRIBUTION REINVESTMENT PLAN

The Bank of New York ("Plan Agent") will act as Plan Agent for shareholders who have not elected in writing to receive dividends and distributions in cash (each a "Participant"), will open an account for each Participant under the Distribution Reinvestment Plan ("Plan") in the same name as their then current Shares are registered, and will put the Plan into effect for each Participant as of the first record date for a dividend or capital gains distribution.

Whenever the Fund declares a dividend or distribution with respect to the common stock of the Fund ("Shares"), each Participant will receive such dividends and distributions in additional Shares, including fractional Shares acquired by the Plan Agent and credited to each Participant's account. If on the payment date for a cash dividend or distribution, the net asset value is equal to or less than the market price per Share plus estimated brokerage commissions, the Plan Agent shall automatically receive such Shares, including fractions, for each Participant's account. Except in the circumstances described in the next paragraph, the number of additional Shares to be credited to each Participant's account shall be determined by dividing the dollar amount of the dividend or distribution payable on their Shares by the greater of the net asset value per Share determined as of the date of purchase or 95% of the then current market price per Share on the payment date.

Should the net asset value per Share exceed the market price per Share plus estimated brokerage commissions on the payment date for a cash dividend or distribution, the Plan Agent or a broker-dealer selected by the Plan Agent shall endeavor, for a purchase period lasting until the last business day before the next date on which the Shares trade on an "ex-dividend" basis, but in no event, except as provided below, more than 30 days after the payment date, to apply the amount of such dividend or distribution on each Participant's Shares (less their PRO RATA share of brokerage commissions incurred with respect to the Plan Agent's open-market purchases in connection with the reinvestment of such dividend or distribution) to purchase Shares on the open market for each Participant's account. No such purchases may be made more than 30 days after the payment date for such dividend or distribution except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities laws. If, at the close of business on any day during the purchase period the net asset value per Share equals or is less than the market price per Share plus estimated brokerage commissions, the Plan Agent will not make any further open-market purchases in connection with the reinvestment of such dividend or distribution. If the Plan Agent is unable to invest the full dividend or distribution amount through open-market purchases during the purchase period, the Plan Agent shall request that, with respect to the uninvested portion of such dividend or distribution amount, the Fund issue new Shares at the close of business on the earlier of the last day of the purchase period or the first day during the purchase period on which the net asset value per Share equals or is less than the market price per Share, plus estimated brokerage commissions, such Shares to be issued in accordance with the terms specified in the third paragraph hereof. These newly issued Shares will be valued at the then-current market price per Share at the time such Shares are to be issued.

For purposes of making the reinvestment purchase comparison under the Plan, (a) the market price of the Shares on a particular date shall be the last sales price on the New York Stock Exchange (or if the Shares are not listed on the New York Stock Exchange, such other exchange on which the Shares are principally traded) on that date, or, if there is no sale on such Exchange (or if not so listed, in the over-the-counter market) on that date, then the mean between the closing bid and asked quotations for such Shares on such Exchange on such date and (b) the net asset value per Share on a particular date shall be the net asset value per Share most recently calculated by or on behalf of the Fund. All dividends, distributions and other payments (whether made in cash or Shares) shall be made net of any applicable withholding tax.

Open-market purchases provided for above may be made on any securities exchange where the Fund's Shares are traded, in the over-the-counter market or in negotiated transactions and may be on such terms as to price, delivery and otherwise as the Plan Agent shall determine. Each Participant's uninvested funds held by the Plan Agent will not bear interest, and it is understood that, in any event, the Plan Agent shall have no liability in connection with any inability to purchase Shares within 30 days after the initial date of such purchase as herein provided, or with the timing of any purchases effected. The Plan Agent shall have no responsibility as to the value of the Shares acquired for each Participant's account. For the purpose of cash investments, the Plan Agent may commingle each Participant's funds with those of other shareholders of the Fund for whom the Plan Agent similarly acts as agent, and the average price (including brokerage commissions) of all Shares purchased by the Plan Agent as Plan Agent shall be the price per Share allocable to each Participant in connection therewith.

The Plan Agent may hold each Participant's Shares acquired pursuant to the Plan together with the Shares of other shareholders of the Fund acquired pursuant to the Plan in noncertificated form in the Plan Agent's name or that of the Plan Agent's nominee. The Plan Agent will forward to each Participant any proxy solicitation material and will vote any Shares so held for each Participant only in accordance with the instructions set forth on proxies returned by the Participant to the Fund.

The Plan Agent will confirm to each Participant each acquisition made for their account as soon as practicable but not later than 60 days after the date thereof. Although each Participant may from time to time have an undivided fractional interest (computed to three decimal places) in a Share, no certificates for a fractional Share will be issued. However, dividends and distributions on fractional Shares will be credited to each Participant's account. In the event of termination of a Participant's account under the Plan, the Plan Agent will adjust for any such undivided fractional interest in cash at the market value of the Shares at the time of termination, less the PRO RATA expense of any sale required to make such an adjustment.

Any Share dividends or split Shares distributed by the Fund on Shares held by the Plan Agent for Participants will be credited to their accounts. In the event that the Fund makes available to its shareholders rights to purchase additional Shares or other securities, the Shares held for each Participant under the Plan will be added to other Shares held by the Participant in calculating the number of rights to be issued to each Participant.

The Plan Agent's service fee for handling capital gains distributions or income dividends will be paid by the Fund. Participants will be charged their PRO RATA share of brokerage commissions on all open-market purchases.

Each Participant may terminate their account under the Plan by notifying the Plan Agent in writing. Such termination will be effective immediately if the Participant's notice is received by the Plan Agent not less than ten days prior to any dividend or distribution record date, otherwise such termination will be effective the first trading day after the payment date for such dividend or distribution with respect to any subsequent dividend or distribution. The Plan may be terminated by the Plan Agent or the Fund upon notice in writing mailed to each Participant at least 30 days prior to any record date for the payment of any dividend or distribution by the Fund.

These terms and conditions may be amended or supplemented by the Plan Agent or the Fund at any time or times but, except when necessary or appropriate to comply with applicable law or the rules or policies of the Securities and Exchange Commission or any other regulatory authority, only by mailing to each Participant appropriate written notice at least 30 days prior to the effective date thereof. The amendment or supplement shall be deemed to be accepted by each Participant unless, prior to the effective date thereof, the Plan Agent receives written notice of the termination of their account under the Plan. Any such amendment may include an appointment by the Plan Agent in its place and stead of a successor Plan Agent under these terms and conditions, with full power and authority to perform all or any of the acts to be performed by the Plan Agent under these terms and conditions. Upon any such appointment of any Plan Agent for the purpose of receiving dividends and distributions, the Fund will be authorized to pay to such successor Plan Agent, for each Participant's account, all dividends and distributions payable on Shares held in their name or under the Plan for retention or application by such successor Plan Agent as provided in these terms and conditions.

The Plan Agent shall at all times act in good faith and agrees to use its best efforts within reasonable limits to ensure the accuracy of all services performed under this Agreement and to comply with applicable law, but assumes no responsibility and shall not be liable for loss or damage due to errors unless such error is caused by the Plan Agent's negligence, bad faith, or willful misconduct or that of its employees.

These terms and conditions shall be governed by the laws of the State of Maryland.

DIRECTORY

INVESTMENT MANAGER AND ADMINISTRATOR
Neuberger Berman Management Inc.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
877.461.1899 or 212.476.8800

SUB-ADVISER
Neuberger Berman, LLC
605 Third Avenue
New York, NY 10158-3698

CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

STOCK TRANSFER AGENT
The Bank of New York
101 Barclay Street, 11-E
New York, NY 10286

LEGAL COUNSEL
Kirkpatrick & Lockhart Nicholson Graham LLP
1601 K Street, NW
Washington, DC 20006

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 1-800-877-9700 (toll-free) and on the website of the Securities and Exchange Commission at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge, by calling 1-800-877-9700 (toll-free), on the website of the Securities and Exchange Commission at www.sec.gov, and on the Fund's website at www.nb.com.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Securities and Exchange Commission's website at www.sec.gov and may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on Form N-Q is available upon request, without charge, by calling 1-800-877-9700 (toll-free).

ADDITION OF ASSOCIATE PORTFOLIO MANAGER

In January 2006, Steve S. Shigekawa was made an Associate Portfolio Manager for the Fund. He is a Vice President of Neuberger Berman Management Inc. and of Neuberger Berman, LLC. He was an analyst for the Fund from 2002 to 2005. He held associate analyst positions at two other investment firms from 2000 to 2002.

REPORT OF VOTES OF SHAREHOLDERS

An annual meeting of shareholders of Neuberger Berman Income Opportunity Fund Inc. was held on April 6, 2006. Shareholders voted on the following matter: (1) To elect five Class I Directors to serve until the annual meeting of shareholders in 2009, or until their successors are elected and qualified. Class II and III Directors continue to hold office until the annual meeting in 2007 and 2008, respectively.

Proposal 1 - To elect five Class I Directors to serve until the annual meeting of shareholders in 2009.

Common and Preferred Shares

                                        VOTES                      BROKER
                       VOTES FOR       WITHHELD    ABSTENTIONS   NON-VOTES
Faith Colish        17,001,316.000   170,118.000        --           --
C. Anne Harvey      16,993,759.000   177,675.000        --           --
Cornelius T. Ryan   16,998,024.000   173,410.000        --           --
Peter E. Sundman    17,010,923.000   160,511.000        --           --
Peter P. Trapp      17,008,661.000   162,773.000        --           --

Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Fund. This report is prepared for the general information of shareholders and is not an offer of shares of the Fund.

NEUBERGER | BERMAN
A LEHMAN BROTHERS COMPANY

NEUBERGER BERMAN MANAGEMENT INC.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
INTERNAL SALES & SERVICES
877.461.1899

WWW.NB.COM

[GRAPHIC E0035 06/06]

ITEM 2. CODE OF ETHICS

The Board of Directors ("Board") of Neuberger Berman Income Opportunity Fund Inc. ("Registrant") adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions ("Code of Ethics"). For the period covered by this Form N-CSR, there were no waivers from the Code of Ethics granted to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

A copy of the Code of Ethics is filed as Exhibit 12(a)(1) to this Form N-CSR. The Code of Ethics is also available, without charge, by calling 1-800-877-9700 (toll-free).

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The Board has determined that the Registrant has two audit committee financial experts serving on its audit committee. The Registrant's audit committee financial experts are John Cannon and Howard Mileaf. Mr. Cannon and Mr. Mileaf are independent directors as defined by Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Only required in the annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Only required in the annual report.

ITEM 6. SCHEDULE OF INVESTMENTS

The complete schedule of investments for the Fund is disclosed in the Registrant's semi-annual report, which is included as Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Only required in the annual report.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Only required in the annual report.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

No reportable purchases for the period covered by this report.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no changes to the procedures by which shareholders may recommend nominees to the Board.

ITEM 11. CONTROLS AND PROCEDURES

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Act")) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant in the report it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the Registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1)   A copy of the Code of Ethics is filed herewith.

(a)(2) The certifications required by Rule 30a-2(a) of the Act and Section 302 of the Sarbanes-Oxley Act of 2002 ("Sarbanes-Oxley Act") are filed herewith.

(a)(3)   Not applicable.

(b) The certifications required by Rule 30a-2(b) of the Act and Section 906 of the Sarbanes-Oxley Act are filed herewith.

The certifications provided pursuant to Section 906 of the Sarbanes-Oxley Act are not deemed "filed" for purposes of Section 18 of the Securities Exchange Act of 1934 ("Exchange Act"), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Income Opportunity Fund Inc.


By: /s/ Peter E. Sundman
    -----------------------
    Peter E. Sundman
    Chief Executive Officer

Date:  July 10, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By: /s/ Peter E. Sundman
    -----------------------
    Peter E. Sundman
    Chief Executive Officer

Date:  July 10, 2006



By: /s/ John M. McGovern
    --------------------------
    John M. McGovern
    Treasurer and Principal Financial
    and Accounting Officer

Date:  July 10, 2006